Note 3 - Inventories (Tables)	12 Months Ended
Oct. 31, 2015
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	October 31,
	2015	2014
Finished goods	$6,116,989	$5,378,114
Work in process	2,918,803	3,210,955
Raw materials	8,514,718	8,663,755
Production supplies	265,570	265,295
Total	$17,816,080	$17,518,119